UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06324

Exact name of registrant as specified in charter:	Delaware Group® Global &
International Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware International Value Equity Fund

August 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 100.08%Δ
Australia – 3.17%
±*Coca-Cola Amatil	963,450	$8,056,438
±Telstra	1,233,791	3,397,031
		11,453,469
Brazil – 2.87%
Petroleo Brasileiro ADR	205,900	6,835,880
Vale ADR	184,500	3,544,245
		10,380,125
Canada – 6.86%
*Agrium	152,000	7,251,920
†CGI Group Class A	1,343,797	13,895,846
TELUS	118,539	3,676,257
		24,824,023
Denmark – 1.50%
±Novo Nordisk Class B	89,154	5,439,835
		5,439,835
Finland – 2.05%
±Nokia	528,270	7,416,797
		7,416,797
France – 21.67%
±*AXA	292,442	6,680,460
±*Cie de Saint-Gobain	175,492	7,929,733
±*France Telecom	225,148	5,726,777
±Lafarge	110,989	9,459,673
±*PPR	63,776	7,425,446
±*Publicis Groupe	176,851	6,519,128
±Sanofi-Aventis	52,748	3,591,992
±Teleperformance	276,873	9,540,458
±*Total	121,140	6,951,949
±*Vallourec	43,090	6,567,292
±*Vivendi	280,480	8,007,549
		78,400,457
Germany – 8.63%
±Bayerische Motoren Werke	188,534	8,615,728
±Deutsche Post	448,971	7,756,765
±Linde	74,100	7,488,755
±*Metro	135,253	7,362,059
		31,223,307
Hong Kong – 5.24%
±Esprit Holdings	1,131,932	6,887,244
±Techtronic Industries	8,493,500	8,345,135
±*Yue Yuen Industrial Holdings	1,407,000	3,716,957
		18,949,336
Italy – 4.50%
±Finmeccanica	475,672	7,613,556
±Parmalat	3,368,009	8,661,773
		16,275,329
Japan – 12.38%
±Asahi Glass	831,900	7,236,095
±Astellas Pharma	190,800	7,626,653
±*Don Quijote	350,800	8,397,868

±Mitsubishi UFJ Financial Group	1,605,157	10,204,960
±Round One	479,522	4,344,567
±Toyota Motor	163,300	6,962,548
		44,772,691
Netherlands – 2.21%
±*Koninklijke Philips Electronics	353,367	7,989,499
		7,989,499
Republic of Korea – 1.02%
±Samsung Electronics	5,962	3,676,021
		3,676,021
Singapore – 1.70%
±Singapore Airlines	603,873	5,393,972
±Singapore Airport Terminal Services	440,827	756,339
		6,150,311
Spain – 2.19%
±Banco Santander	514,996	7,929,545
		7,929,545
Sweden – 4.32%
Autoliv	242,700	7,783,389
±*Nordea Bank	747,987	7,846,379
		15,629,768
Switzerland – 3.90%
±Novartis	185,672	8,624,228
†Transocean	72,400	5,490,816
		14,115,044
Taiwan – 1.75%
*Chunghwa Telecom ADR	369,775	6,323,154
		6,323,154
United Kingdom – 14.12%
±AstraZeneca	73,164	3,396,244
±BP	824,346	7,065,584
±@Greggs	914,018	6,038,734
±National Grid	763,254	7,339,627
±Standard Chartered	323,414	7,304,951
±Tomkins	2,496,632	7,191,497
±Vodafone Group	4,068,383	8,806,306
±WPP Group	467,965	3,914,801
		51,057,744
Total Common Stock (cost $393,822,236)		362,006,455

	Principal
	Amount (U.S. $)
≠Discount Note – 0.13%
Federal Home Loan Bank 0.081% 9/1/09	$479,001	479,001
Total Discount Note (cost $479,001)		479,001

Total Value of Securities Before Securities Lending Collateral – 100.21%
(cost $394,301,237)		362,485,456
	Number of
	Shares
Securities Lending Collateral** – 20.61%
Investment Companies
Mellon GSL DBT II Collateral Fund	48,734,733	48,734,733
BNY Mellon SL DBT II Liquidating Fund	26,212,492	25,816,683
@†Mellon GSL Reinvestment Trust II	1,554,050	155
Total Securities Lending Collateral (cost $76,501,275)		74,551,571

Total Value of Securities – 120.82%
(cost $470,802,512)		437,037,027	©
Obligation to Return Securities Lending Collateral** – (21.15%)		(76,501,275)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.33%		1,182,532
Net Assets Applicable to 34,102,531 Shares Outstanding – 100.00%		$361,718,284

ΔSecurities have been classified by country of origin.
†Non income producing security.
±Security is being valued based on international fair value pricing. At August 31, 2009, the aggregate amount of international fair value priced securities was $307,204,948, which represented 84.93% of the Fund's net assets. See Note 1 in "Notes."
@Illiquid security. At August 31, 2009, the aggregate amount of illiquid securities was $6,038,889, which represented 1.67% of the Fund’s net assets. See Note 5 in “Notes.”
*Fully or partially on loan.
**See Note 4 in "Notes."
©Includes $72,678,607 of securities loaned.
≠The rate shown is the effective yield at the time of purchase.

Summary of Abbreviations:
ADR – American Depositary Receipts
SGD – Singapore Dollar
USD – United States Dollar

The following foreign currency exchange contract was outstanding at August 31, 2009:

Foreign Currency Exchange Contract[1]
					Unrealized
Contract to Deliver		In Exchange For		Settlement Date	Depreciation
SGD	(120,775)	USD	83,662	9/1/09	$(147)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Global & International Funds – Delaware International Value Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005 – November 30, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At August 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$477,405,526
Aggregate unrealized appreciation	27,555,017
Aggregate unrealized depreciation	(67,923,516)
Net unrealized depreciation	$(40,368,499)

For federal income tax purposes, at November 30, 2008, capital loss carryforwards of $93,681,845 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of August 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$54,801,507	$307,204,948	$-	$362,006,455
Short-Term	-	479,001	-	479,001
Securities Lending Collateral	48,734,733	25,816,683	155	74,551,571
Total	$103,536,240	$333,500,632	$155	$437,037,027

Derivatives	$-	$(147)	$-	$(147)

As a result of utilizing international fair value pricing at August 31, 2009, the majority of the portfolio was categorized as level 2 in the FAS 157 hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities Lending Collateral
Balance as of 11/30/08	$127,432
Net change in unrealized
appreciation/depreciation	(127,277)
Balance as of 8/31/09	$155

Net change in unrealized
appreciation/depreciation from
investments still held as of 8/31/09	$(127,277)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At August 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund's exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2009, the value of securities on loan was $72,678,607, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of August 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

7. Subsequent Events
Effective August 31, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to August 31, 2009 through October 25, 2009, date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Global Value Fund

August 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 98.47%Δ
Australia – 1.51%
*±Coca-Cola Amatil	71,988	$601,969
		601,969
Brazil – 2.25%
Petroleo Brasileiro ADR	15,300	507,960
Vale ADR	20,300	389,963
		897,923
Canada – 4.32%
*Agrium	11,000	524,810
†CGI Group Class A	80,781	835,335
TELUS	11,696	362,729
		1,722,874
Denmark – 0.95%
±Novo Nordisk Class B	6,237	380,558
		380,558
Finland – 0.99%
±Nokia	28,138	395,051
		395,051
France – 13.37%
*±AXA	17,866	408,126
*±Cie de Saint-Gobain	12,890	582,444
*±France Telecom	7,648	194,532
±Lafarge	8,282	705,880
*±PPR	4,685	545,475
±Publicis Groupe	10,212	376,437
±Sanofi-Aventis	4,549	309,774
±Teleperformance	17,514	603,495
*±Total	9,141	524,581
±Vallourec	2,852	434,670
±Vivendi	22,632	646,131
		5,331,545
Germany – 5.13%
*±Bayerische Motoren Werke	10,519	480,703
±Deutsche Post	32,978	569,753
±Linde	5,813	587,479
*±Metro	7,468	406,496
		2,044,431
Hong Kong – 2.30%
±Esprit Holdings	83,784	509,784
±Yue Yuen Industrial Holdings	154,500	408,152
		917,936
Italy – 3.11%
±Finmeccanica	35,051	561,023
±Parmalat	264,807	681,025
		1,242,048
Japan – 8.33%
±Asahi Glass	66,500	578,435
±Astellas Pharma	14,100	563,605
*±Don Quijote	31,700	758,873
±Mitsubishi UFJ Financial Group	103,454	657,720
±Round One	31,229	282,941
±Toyota Motor	11,250	479,661
		3,321,235
Netherlands – 1.08%
±Koninklijke Philips Electronics	19,038	430,442
		430,442
Republic of Korea – 0.81%
±Samsung Electronics	526	324,318
		324,318
Singapore – 1.19%
±Singapore Airlines	53,067	474,010
±Singapore Airport Terminal Services	1	2
		474,012
Spain – 1.51%
±Banco Santander	39,089	601,865
		601,865

Sweden – 3.95%
Autoliv	24,400	782,508
±Nordea Bank FDR	75,559	791,054
		1,573,562
Switzerland – 2.09%
±Novartis	9,415	437,315
†Transocean	5,200	394,368
		831,683
Taiwan – 1.17%
Chunghwa Telecom ADR	27,404	468,614
		468,614
United Kingdom – 8.29%
†±AstraZeneca	6,310	292,908
±BP	62,206	533,176
±@Greggs	59,485	393,005
±National Grid	53,274	512,295
±Standard Chartered	18,887	426,601
†±Tomkins	160,226	461,528
±Vodafone Group	197,611	427,743
±WPP Group	31,046	259,718
		3,306,974
United States – 36.12%
*Abercrombie & Fitch Class A	12,200	393,938
†AGCO	13,200	412,368
American Express	26,000	879,319
Archer-Daniels-Midland	25,500	735,165
Ball	14,200	688,132
Black & Decker	9,000	397,080
Carnival	20,900	611,325
*Caterpillar	15,900	720,429
*CenturyTel	20,500	660,715
Chevron	9,200	643,448
†Convergys	35,700	386,988
Cooper Industries Class A	16,800	541,800
†Dell	37,400	592,042
Discover Financial Services	46,800	643,500
FedEx	9,500	652,745
*Imation	27,100	233,060
Intel	32,100	652,272
International Business Machines	4,700	554,835
Lockheed Martin	9,000	674,820
Lowe's	32,100	690,150
Microsoft	25,500	628,575
*†Mylan	43,900	644,013
Pfizer	32,300	539,410
Walgreen	24,500	830,060
		14,406,189
Total Common Stock (cost $42,077,841)		39,273,229

	Principal
	Amount
	(U.S. $)
≠Discount Note – 0.91%
Federal Home Loan Bank 0.08% 9/1/09	$365,001	365,001
Total Discount Note (cost $365,001)		365,001

Total Value of Securities Before Securities Lending Collateral – 99.38%
(cost $42,442,842)		39,638,230

	Number of
	Shares
Securities Lending Collateral** – 12.44%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,718,013	1,718,013
BNY Mellon SL DBT II Liquidating Fund	3,291,465	3,241,764
@†Mellon GSL Reinvestment Trust II	149,675	15
Total Securities Lending Collateral (cost $5,159,153)		4,959,792

Total Value of Securities – 111.82%
(cost $47,601,995)		44,598,022	©
Obligation to Return Securities Lending Collateral** – (12.94%)		(5,159,153)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.12%		444,981
Net Assets Applicable to 5,449,899 Shares Outstanding – 100.00%		$39,883,850

ΔSecurities have been classified by country of origin.
†Non income producing security.
@Illiquid security. August 31, 2009, the aggregate amount of illiquid securities was $393,020, which represented 0.99% of the Fund's net assets. See Note 5 in "Notes."
±Security is being valued based on international fair value pricing. At August 31, 2009, the aggregate amount of international fair value priced securities was $20,600,753, which represented 51.65% of the Fund's net assets. See Note 1 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
©Includes $4,952,157 of securities loaned.
*Fully or partially on loan.
** See Note 4 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipts
FDR – Fiduciary Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Global & International Funds – Delaware Global Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005 – November 30, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At August 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$48,787,260
Aggregate unrealized appreciation	2,795,930
Aggregate unrealized depreciation	(6,985,168)
Net unrealized depreciation	$(4,189,238)

For federal income tax purposes, at November 30, 2008, capital loss carryforwards of $16,661,212 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of August 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$18,672,476	$20,600,753	$-	$39,273,229
Short Term	-	365,001	-	365,001
Securities Lending Collateral	1,718,013	3,241,764	15	4,959,792
Total	$20,390,489	$24,207,518	$15	$44,598,022

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 11/30/08	$12,273
Net change in unrealized
appreciation/depreciation	(12,258)
Balance as of 8/31/09	$15

Net change in unrealized
appreciation/depreciation from
investments still held as of 8/31/09	$(12,258)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at August 31, 2009.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At August 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2009, the value of securities on loan was $4,952,157, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of August 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

7. Subsequent Event
Effective August 31, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to August 31, 2009 through October 25, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Emerging Markets Fund

August 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 92.64%Δ
Argentina – 2.29%
*@Cresud ADR	889,700	$10,053,610
†#Grupo Clarin Class B GDR 144A	353,200	1,208,050
*†@IRSA Inversiones y Representaciones GDR	358,400	2,236,416
		13,498,076
Australia – 0.45%
†Alara Resources	200,832	11,034
Alumina ADR	292,200	1,598,334
±†@Strike Resources	1,398,730	1,070,947
		2,680,315
Brazil – 12.11%
AES Tiete	597,480	5,928,828
Banco Bradesco ADR	130,000	2,107,300
*†Brasil Foods ADR	84,000	3,711,120
*Braskem ADR	99,300	1,108,188
Centrais Eletricas Brasileiras	1,579,671	22,951,124
Itau Unibanco Banco Holding ADR	220,000	3,685,000
Light	179,100	2,250,511
Petroleo Brasileiro ADR	635,000	21,082,000
Tim Participacoes ADR	155,000	3,295,300
†Triunfo Participacoes e Investmentos	109,600	230,890
*†Votorantim Celulose E Papel ADR	313,729	4,960,055
		71,310,316
China – 12.17%*
†51job ADR	118,300	1,510,691
China Mobile ADR	189,900	9,346,878
*China Petroleum & Chemical ADR	45,000	3,777,750
±China Telecom	8,633,078	4,439,409
±China Unicom	6,734,979	9,416,998
*China Unicom ADR	455,200	6,372,800
±First Pacific	4,204,000	2,686,492
†Focus Media Holding ADR	600,300	5,378,688
±*†Foxconn International Holdings	1,931,000	1,186,867
±Franshion Properties China	12,008,000	3,377,972
†Hollysys Automation Technologies	188,400	1,224,600
±PetroChina	4,242,000	4,661,542
*PetroChina ADR	50,000	5,487,500
*†Sina	120,500	3,615,000
±Sinotrans	7,561,000	1,785,548
*†Spreadtrum Communications ADR	213,900	665,229
±†Tom Group	47,824,000	3,520,969
±Travelsky Technology	4,849,400	3,183,278
		71,638,211
France – 0.46%
±Vallourec	17,646	2,689,405
		2,689,405
Hungary – 0.44%
±*OTP Bank	99,702	2,575,563
		2,575,563
India – 3.05%
±Hindustan Construction	525,300	1,188,599
±Housing Development & Infrastructure	542,690	3,540,166
±†@Indiabulls Real Estate GDR	102,022	571,322
±Reliance Communications	711,730	3,808,034
†#Reliance Industries 144A GDR	100,612	8,510,276
*†Sify Technologies ADR	179,300	363,979
		17,982,376
Indonesia – 2.33%
±Gudang Garam	7,494,224	10,640,697
±Tambang Batubara Bukit Asam	2,379,335	3,069,143
		13,709,840

Israel – 1.32%
±†Bank Hapoalim	420,000	1,351,753
±Bank Leumi Le - Israel	600,000	2,057,003
±Israel Chemicals	391,980	4,378,890
		7,787,646
Kazakhstan – 0.05%
KazMunaiGas Exploration Production GDR	12,918	284,196
		284,196
Luxembourg – 0.45%
Tenaris ADR	91,900	2,663,262
		2,663,262
Malaysia – 2.48%
±†Eastern & Oriental	3,251,700	1,184,996
±Hong Leong Bank	2,097,983	3,567,083
±KLCC Property Holdings	3,244,600	3,036,037
±Media Prima	2,218,400	930,480
±@Oriental Holdings	2,064,900	3,159,279
±†UEM Land Holdings	6,004,250	2,723,635
		14,601,510
Mexico – 4.33%
America Movil Series L ADR	170,000	7,675,500
*†Cemex ADR	483,468	6,420,454
†Empresas ICA	1,533,989	3,244,623
Fomento Economico Mexicano ADR	125,000	4,547,500
Grupo Televisa ADR	205,200	3,586,896
		25,474,973
Pakistan – 0.28%
@Oil & Gas Development GDR	126,418	1,644,129
		1,644,129
Peru – 0.66%
Cia de Minas Buenaventura ADR	153,100	3,868,837
		3,868,837
Philippines – 0.59%
Philippine Long Distance Telephone ADR	67,800	3,488,310
		3,488,310
Poland – 0.86%
±Polski Koncern Naftowy Orlen	411,252	4,209,061
±Telekomunikacja Polska	150,000	845,206
		5,054,267
Republic of Korea – 13.02%
±CJ	80,144	3,209,076
±Hyundai Elevator	40,821	2,007,876
*†KB Financial Group ADR	209,397	8,537,120
±Korea Electric Power	220,420	5,490,194
Korea Electric Power ADR	689,300	8,512,855
±KT	213,064	6,636,757
KT ADR	80,280	1,249,960
*LG Display ADR	214,900	3,111,752
±Lotte Chilsung Beverage	9	5,474
±Lotte Confectionery	4,610	3,820,972
*POSCO ADR	40,000	3,658,400
±Samsung C&T	36,770	1,646,213
±Samsung Electronics	21,558	13,292,126
±†SK Communications	171,609	1,274,854
±SK Energy	63,751	5,120,597
±SK Holdings	16,519	1,386,475
±SK Telecom	21,731	3,037,027
*SK Telecom ADR	300,000	4,668,000
		76,665,728
Russia – 7.86%
†@Chelyabinsk Zink Plant GDR	143,300	243,610
†@=Enel OGK-5 GDR	21,159	45,251
*Gazprom ADR	714,300	15,186,018
LUKOIL ADR	101,920	5,019,560
LUKOIL ADR (London International Exchange)	90,000	4,558,500
*MMC Norilsk Nickel ADR	159,893	1,758,823
Mobile TeleSystems ADR	99,900	4,333,662
Sberbank	5,583,136	8,279,791
±Surgutneftegaz ADR	400,000	3,410,051

†=TGK-5 GDR	8,772	12,202
*VTB Bank GDR	1,232,482	3,452,182
		46,299,650
South Africa – 9.80%
±Anglo Platinum	40,000	3,549,097
±ArcelorMittal Steel South Africa	203,506	3,055,485
Gold Fields ADR	431,300	5,205,791
±Impala Platinum Holdings	196,836	4,600,692
±JD Group	723,137	3,949,521
±Sasol	272,003	10,255,472
±Standard Bank Group	610,460	7,880,232
±Sun International	290,543	3,139,760
±*Telkom	153,106	853,908
±Tongaat Hulett	328,651	3,884,907
±†Vodacom Group	1,528,603	11,317,163
		57,692,028
Taiwan – 5.89%
*Chunghwa Telecom ADR	412,500	7,053,751
±Evergreen Marine	6,140,000	3,706,573
±Formosa Chemicals & Fibre	3,007,003	5,263,343
±President Chain Store	1,407,372	3,237,480
±Taiwan Semiconductor Manufacturing	3,494,633	6,280,497
±United Microelectronics	13,595,356	5,583,862
±Walsin Lihwa	10,711,756	3,524,167
		34,649,673
Thailand – 3.13%
±Bangkok Bank-Foreign	1,015,349	3,299,193
@PTT Exploration & Production -Foreign	1,131,800	4,609,065
±Siam Cement NVDR	1,843,843	10,518,979
		18,427,237
Turkey – 4.62%
±Alarko Gayrimenkul Yatirim Ortakligi	97,776	742,246
±Alarko Holding	1,970,440	4,648,564
±†Turk Sise ve Cam Fabrikalari	3,893,790	4,129,019
±Turkcell Iletisim Hizmet	715,275	4,629,907
Turkcell Iletisim Hizmet ADR	183,900	2,962,629
±Turkiye Is Bankasi Class C	1,220,931	4,843,401
±Yazicilar Holding Class A	832,584	5,244,882
		27,200,648
United Kingdom – 1.40%
±†Anglo American	132,917	4,321,668
†Anglo American ADR	118,000	1,910,420
±^@Griffin Mining	3,056,187	1,917,912
±†Mwana Africa	781,129	88,376
		8,238,376
United States – 2.60%
Bunge	25,000	1,675,250
Citigroup	1,100,000	5,500,000
ConocoPhillips	180,000	8,105,400
		15,280,650
Total Common Stock (cost $611,080,128)		545,405,222

Preferred Stock – 6.44%Δ
Brazil – 3.50%
Braskem Class A	541,994	3,037,122
@Jereissati Participacoes	2,895,405	1,121,595
Vale Class A	950,000	16,439,109
		20,597,826
Republic of Korea – 2.34%
±Hyundai Motor	41,547	1,453,673
±Samsung Electronics	31,362	12,329,876
		13,783,549
Russia – 0.60%
@AK Transneft	5,498	3,546,210
		3,546,210
Total Preferred Stock (cost $32,808,935)		37,927,585

Participation Notes – 0.08%Δ
India – 0.08%
#@=Lehman Indian Oil CW 12 LEPO 144A	172,132	122,970
#=Lehman Oil & Natural Gas CW 12 LEPO 144A	254,590	373,300
Total Participation Notes (cost $8,559,056)		496,270

	Principal
	Amount (U.S. $)
≠Discount Note – 0.35%
Federal Home Loan Bank 0.08% 9/1/09	$2,062,005	2,062,005
Total Discount Note (cost $2,062,005)		2,062,005

Total Value of Securities Before Securities Lending Collateral – 99.51%
(cost $654,510,124)		585,891,082

	Number of
	Shares
Securities Lending Collateral** – 3.25%
Investment Companies
Mellon GSL DBT II Collateral Fund	10,522,260	10,522,260
BNY Mellon SL DBT II Liquidating Fund	8,731,187	8,599,346
@†Mellon GSL Reinvestment Trust II	396,304	40
Total Securities Lending Collateral (cost $19,649,751)		19,121,646

Total Value of Securities – 102.76%
(cost $674,159,875)		605,012,728	©
Obligation to Return Securities Lending Collateral** – (3.34%)		(19,649,751)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.58%		3,386,557
Net Assets Applicable to 52,098,286 Shares Outstanding – 100.00%		$588,749,534

ΔSecurities have been classified by country of origin.
†Non income producing security.
=Security is being fair valued in accordance with the Fund's fair valuation policy. At August 31, 2009, the aggregate amount of fair valued securities was $553,723 which represented 0.09% of the Fund's net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2009, the aggregate amount of Rule 144A securities was $10,214,596, which represented 1.73% of the Fund's net assets. See Note 5 in "Notes."
@Illiquid security. At August 31, 2009, the aggregate amount of illiquid securities was $30,342,356, which represented 5.15% of the Fund's net assets. See Note 5 in "Notes."
^Holding is a Bermuda Company whose shares are listed and traded on the London Stock Exchange.
±Security is being valued based on international fair value pricing. At August 31, 2009, the aggregate amount of international fair value priced securities was $279,443,921, which represented 47.46% of the Fund's net assets. See Note 1 in "Notes."
*Securities listed and traded on the Hong Kong Stock Exchange.
≠The rate shown is the effective yield at the time of purchase.
©Includes $18,981,580 of securities loaned.
*Fully or partially on loan.
** See Note 4 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR– Global Depositary Receipts
LEPO – Low Price Exercise Option
NVDR – Non-Voting Depositary Receipts
USD – United States Dollar
THB – Thailand Baht

The following foreign currency exchange contracts were outstanding at August 31, 2009:

Foreign Currency Exchange Contracts[1]
					Unrealized
Contracts to Deliver		In Exchange For		Settlement Date	Depreciation
THB	(1,507,558)	USD	44,284	9/1/09	$(42)
THB	(167,506)	USD	4,915	9/3/09	(10)
					$(52)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group® Global & International Funds – Delaware Emerging Markets Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended November 30, 2005 – November 30, 2008), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At August 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At August 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$676,250,396
Aggregate unrealized appreciation	72,450,642
Aggregate unrealized depreciation	(143,688,310)
Net unrealized depreciation	$(71,237,668)

The Fund applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the FAS 157 fair value hierarchy levels as of August 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$276,835,216	$268,512,553	$57,453	$545,405,222
Other	24,144,036	13,783,549	496,270	38,423,855
Securities Lending Collateral	10,522,260	8,599,346	40	19,121,646
Short-Term	-	2,062,005	-	2,062,005
Total	$311,501,513	$292,957,453	$553,763	$605,012,728
Derivatives	$-	$(52)	$-	$(52)

As a result of utilizing international fair value pricing at August 31, 2009, the majority of the portfolio was categorized as level 2 in the FAS 157 hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Securities
	Common	Lending
	Stock	Collateral	Other	Total
Balance as of 11/30/08	$55,384	$32,497	$3,327,433	$3,415,314
Net purchases, sales, and settlements	(3,583,161)	-	-	(3,583,161)
Net realized loss	(3,820,636)	-	-	(3,820,636)
Net transfers in and/or out of Level 3	7,403,797	-	-	7,403,797
Net change in unrealized
appreciation/depreciation	2,069	(32,457)	(2,831,163)	(2,861,551)
Balance as of 8/31/09	$57,453	$40	$496,270	$553,763

Net change in unrealized
appreciation/depreciation from
investments still held as of 8/31/09	$2,069	$(32,457)	$(2,831,163)	$(2,861,551)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At August 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund's exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At August 31, 2009, the value of securities on loan was $18,981,580, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

7. Subsequent Events
Effective August 31, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to August 31, 2009 through October 25, 2009, date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: